Long-term debt	9 Months Ended
Sep. 30, 2023
Long-term debt
Long-term debt

8.    Long-term debt

As of September 30, 2023 and December 31, 2022, long-term debt consisted of the following:

Long-term debt

in € THOUS

	September 30,	December 31,
	2023	2022

Schuldschein loans	224,662	224,612
Bonds	7,418,304	7,389,365
Accounts Receivable Facility	—	93,725
Other	328,578	157,094
Long-term debt	7,971,544	7,864,796
Less current portion	(707,204)	(694,062)
Long-term debt, less current portion	7,264,340	7,170,734

Accounts Receivable Facility

The Company has an accounts receivable securitization program (Accounts Receivable Facility) with a maximum capacity of $900,000 (€768,049 at the date of execution) and an ending term date of August 11, 2024.

The following table shows the available and outstanding amounts under the Accounts Receivable Facility at September 30, 2023 and December 31, 2022:

Accounts Receivable Facility - maximum amount available and balance outstanding in THOUS

	Maximum amount available (1)		Balance outstanding (2)
	September 30, 2023		September 30, 2023

Accounts Receivable Facility	$900,000	€849,537	$—	€—

	Maximum amount available (1)		Balance outstanding (2)
	December 31, 2022		December 31, 2022

Accounts Receivable Facility	$900,000	€843,803	$100,000	€93,756

(1)	Subject to availability of sufficient accounts receivable meeting funding criteria.
(2)	Amounts shown are excluding debt issuance costs.

The Company also had letters of credit outstanding under the Accounts Receivable Facility in the amount of $28,332 and $12,532 (€26,744 and €11,750) at September 30, 2023 and December 31, 2022, respectively. These letters of credit are not included above as part of the balance outstanding at September 30, 2023 and December 31, 2022. However, the letters reduce available borrowings under the Accounts Receivable Facility.

Syndicated Credit Facility

The Company entered into a €2,000,000 sustainability-linked syndicated revolving credit facility (Syndicated Credit Facility) in July 2021, which serves as a back-up line for general corporate purposes and was undrawn as of September 30, 2023. On June 2, 2023, the Syndicated Credit Facility was extended an additional year until July 1, 2028, with a maximum available borrowing amount of €1,918,367 in the last year.